Derivative Liability (Tables)	9 Months Ended
Sep. 30, 2015
Derivative Liability [Abstract]
Schedule of Derivative Liabilities at Fair Value [Table Text Block]
The warrant liability is accounted for at its fair value (Level 3, see Note 3) as follows:

In 000’s
Fair value recorded at transaction date (June 16, 2015)	$2,131
Change in fair value of warrant liability since issuance	(1,602)
Fair value of warrant liability at September 30, 2015	$529

Schedule Of Derivative Instruments Assumptions Used [Table Text Block]
The Company uses the Binomial Model to estimate the fair value of the warrants classified as derivative instruments with the following assumptions:

	At June 16, 2015	At September 30, 2015
Risk-free interest rate	1.81%	1.37%
Expected volatility	70.3%	91.0%
Expected term	5.5 Years	5.3 Years
Dividend yield	0.00%	0.00%